Description of Business	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DESCRIPTION OF BUSINESS [Text Block]
NOTE 1: DESCRIPTION OF BUSINESS
On August 25, 2005, pursuant to a Stock Purchase Agreement dated February 28, 2005, as amended, by and among International Shipping Enterprises, Inc. ("ISE"), Navios Maritime Holdings Inc. ("Navios Holdings" or the "Company") and all the shareholders of Navios Holdings, ISE acquired Navios Holdings through the purchase of all of the outstanding shares of common stock of Navios Holdings. As a result of this acquisition, Navios Holdings became a wholly owned subsidiary of ISE. In addition, on August 25, 2005, simultaneously with the acquisition of Navios Holdings, ISE effected a reincorporation from the State of Delaware to the Republic of the Marshall Islands through a downstream merger with and into its newly acquired wholly owned subsidiary, whose name was and continues to be Navios Maritime Holdings Inc.

Navios Holdings is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of drybulk commodities, including iron ore, coal and grain.

Navios Logistics

Navios South American Logistics Inc. (“Navios Logistics”) is one of the largest companies in the Hidrovia region of South America, serving the storage and marine transportation needs of its customers through two port storage and transfer facilities, one for grain commodities and the other for refined petroleum products, and a diverse fleet consisting of vessels, barges and pushboats.

On June 17, 2010, $2,500 in cash and the 504 shares remaining in escrow were released from escrow upon the achievement of the EBITDA target threshold. Following the release of the remaining shares that were held in escrow, Navios Holdings currently owns 63.8% of Navios Logistics (see Note 3).

Navios Acquisition

Navios Maritime Acquisition Corporation (“Navios Acquisition”) (NYSE : NNA) is a former subsidiary of the Company which is an owner and operator of tanker vessels focusing in the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.

On July 1, 2008, the Company completed the initial public offering, or the IPO of Navios Acquisition. At the time of the IPO, Navios Acquisition was a blank check company.

On May 25, 2010, after its special meeting of stockholders, Navios Acquisition announced the approval of (a) the acquisition of 13 vessels (11 product tankers and two chemical tankers) (the "Initial Acquisition") for an aggregate purchase price of $457,659, of which $128,659 was to be paid with existing cash and the $329,000 balance was to be paid with existing and new debt financing pursuant to the terms and conditions of the Acquisition Agreement by and between Navios Acquisition and Navios Holdings and (b) certain amendments to Navios Acquisition's amended and restated articles of incorporation.

Navios Holdings purchased 6,337,551 shares of Navios Acquisition's common stock for $63,230 in open market purchases. Moreover, on May 28, 2010, certain shareholders of Navios Acquisition redeemed 10,021,399 shares pursuant to redemption rights granted in the IPO upon de-"SPAC"-ing. As of May 28, 2010, following these transactions, Navios Holdings owned 12,372,551 shares of the outstanding common stock of Navios Acquisition. On that date, Navios Holdings acquired control over Navios Acquisition, and consequently concluded a business combination had occurred and consolidated the results of Navios Acquisition from that date until March 30, 2011.

On March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition common stock for 1,000 shares of non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement between Navios Acquisition and Navios Holdings ("Navios Acquisition Share Exchange"). The fair value of the exchange was $30,474. Immediately after the Navios Acquisition Share Exchange, Navios Holdings had 45% of the voting power and 53.7% of the economic interest in Navios Acquisition, since the preferred stock is considered, in substance common stock for accounting purposes. As of December 31, 2011, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%. See Note 3 for a discussion of recent changes to Navios Holdings' voting power and economic interest in Navios Acquisition.

As a result, from March 30, 2011, Navios Acquisition has been considered as an affiliate entity and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to Navios Holdings' significant influence over Navios Acquisition.
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